COMMITTMENTS (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
COMMITTMENTS [Abstract]
Rental expense for office operating leases	$ 5,030
Rental commitments for 2014	16,398
Rental commitments for 2015	$ 15,032